Financial instruments	6 Months Ended
Jun. 30, 2021
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
5. Financial instruments
Fair value by hierarchy
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value as of June 30, 2021, and December 31, 2020. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2020 Annual Report, published on January 26, 2021.
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020

Marketable securities
Debt securities			24	26			24	26

Total marketable securities			24	26			24	26

Derivative financial instruments			42	159			42	159

Total marketable securities and derivative financial instruments			66	185			66	185

Long-term financial investments
Debt and equity securities	1 048	1 153			535	460	1 583	1 613

Fund investments	28	30			370	336	398	366

Contingent consideration receivables					638	625	638	625

Total long-term financial investments	1 076	1 183			1 543	1 421	2 619	2 604

Associated companies at fair value through profit or loss					223	211	223	211

Contingent consideration payables					-1 073	-1 046	-1 073	-1 046

Other financial liabilities					-17	-23	-17	-23

Derivative financial instruments			-76	-194			-76	-194

Total financial liabilities at fair value			-76	-194	-1 090	-1 069	-1 166	-1 263

During the first half of 2021, there was a transfer of equity security from level 1 to level 3 of USD 29 million due to de-listing (Q2 2021: nil).
The fair value of straight bonds amounted to USD 28.5 billion at June 30, 2021 (USD 31.4 billion at December 31, 2020) compared to the balance sheet value of USD 26.4 billion at June 30, 2021 (USD 28.3 billion at December 31, 2020). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value. The carrying amount of financial assets included in the line total long-term financial investments of USD 2.6 billion at June 30, 2021 (USD 2.6 billion at December 31, 2020) is included in line “Financial and other non-current assets” of the consolidated balance sheets.
In the first half of 2021, in accordance with the consolidated foundations Alcon Inc. share divestment plans, Alcon Inc. shares with a fair value of USD 9 million (2020: USD 331 million) were sold, or otherwise disposed of, and the USD 1 million gain on disposal (2020: USD 13 million gain on disposal) was transferred from other comprehensive income to retained earnings (Q2 2021: nil).
In the first quarter of 2021, Novartis repaid a USD 1.5 billion (nominal amount of EUR 1.25 billion) bond, at maturity in accordance with its terms.
The Group’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.
Interest Rate Benchmark Reform - Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 was effective as of January 1, 2021. These amendments address issues that might affect financial reporting when an existing interest rate benchmark (i.e. Interbank offered rate – IBOR) is replaced with an alternative benchmark interest rate. The effects of interest rate benchmark reform on the Group’s financial instruments and risk management strategies are not expected to have a material impact on the Group’s consolidated financial statements.